Financial Instruments - Summary of Credit Risk Exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning	$ 93	$ 91	$ 69
Translation differences	2	(7)	(2)
Impairment loss recognized / (reversed)	25	23	34
Write offs	(17)	(14)	(10)
Balance at the end	$ 103	$ 93	$ 91